Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification [Line Items]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	15,000,000	150,000,000	150,000,000
Common stock, shares issued	2,100,524	1,426,613	1,168,923
Common stock, shares outstanding	2,100,524	1,426,613	1,168,923
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares, outstanding
Reclassification [Member]
Reclassification [Line Items]
Common stock, shares authorized		15,000,000
Common stock, shares issued		1,426,613
Common stock, shares outstanding		1,426,613